Subsequent Event (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 10, 2022 USD ($) $ / shares
Subsequent Event (Details) [Line Items]
Declared dividend to its shareholders | $	$ 5.2
Dividend per share | $ / shares	$ 0.26